Note 7 - Stock-based Compensation - Assumptions (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	2.85%	1.91%	1.88%	0.46%
Expected term (Year)	3 years 3 months	3 years 3 months	3 years 3 months	2 years 6 months
Expected volatility	45.90%	45.80%	45.80%	46.00%
Maximum [Member]
Risk-free interest rate	2.90%	2.90%	4.26%	0.26%
Expected term (Year)	6 years	6 years	6 years	5 years
Expected volatility	48.10%	48.50%	48.10%	92.00%